Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt, including the current portion
Long-term debt, including the current portion, consisted of the following:

	March 31, 2016	March 31, 2015
Senior Credit Facility dated December 19, 2014:
Term Loan due 2020	$332,500	$350,000
Revolving Credit Facility due 2020	—	—
Total principal amount of Credit Agreement	332,500	350,000
5.875% Senior Notes due 2023	350,000	—
Principal amount of long-term debt	682,500	350,000
Less: unamortized deferred financing costs	12,213	10,335
Carrying amount of long-term debt	670,287	339,665
Less: current portion	17,500	17,500
Carrying amount of long-term debt, excluding current portion	$652,787	$322,165

Schedule of minimum payments on outstanding long-term debt
The scheduled minimum loan payments on outstanding long-term debt were as follows as of March 31, 2016:

Fiscal 2017	$17,500
Fiscal 2018	17,500
Fiscal 2019	17,500
Fiscal 2020	280,000
Fiscal 2021	—
Thereafter	350,000
Total	$682,500